Summary of Significant Accounting Policies (Summary Of Impact of new accounting policy on allowance for credit loss) (Parenthetical) (Details) - Accounting Standards Update 2016-13 [Member]
$ in Millions
Dec. 31, 2020 USD ($)
Impact Of New Accounting Policy On Allowance For Credit Loss [Line Items]
Total adjustment accounts receivable and financing receivables net classified as assets held for sale	$ 3.3
Financing receivables net classified as assets held for sale	$ 2.5